Financing (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note A - December 2, 2011
Convertible Notes carrying value beginning of period	$ 135,301
Derivative Liability - fair value		520,940
Accelerated amortization of derivative liability on conversion	(100,699)	(420,241)
Conversion to shares	(368,500)	(140,000)
Discount amortization	329,425
Unamortized debt discount		(329,425)
Accrued interest	4,473	4,027
Convertible note face value issued or assigned		500,000
Convertible Notes carrying value end of period	0	135,301
Note B - January 27, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	269,592
Accelerated amortization of derivative liability on conversion	(269,592)
Discount on notes	(150,000)
Conversion to shares	(153,015)
Discount amortization	150,000
Accrued interest	3,015
Convertible note face value issued or assigned	150,000
Convertible Notes carrying value end of period	0
Note C - March 6, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	166,276
Accelerated amortization of derivative liability on conversion	(166,276)
Discount on notes	(75,000)
Conversion to shares	(76,923)
Discount amortization	75,000
Accrued interest	1,923
Convertible note face value issued or assigned	75,000
Convertible Notes carrying value end of period	0
Note D - March 30, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	294,731
Accelerated amortization of derivative liability on conversion	(294,731)
Discount on notes	(162,102)
Conversion to shares	(167,014)
Discount amortization	162,102
Accrued interest	4,912
Convertible note face value issued or assigned	162,102
Convertible Notes carrying value end of period	0
Note E - April 23, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	325,741
Accelerated amortization of derivative liability on conversion	(325,741)
Discount on notes	(233,098)
Conversion to shares	(243,447)
Discount amortization	233,098
Accrued interest	10,349
Convertible note face value issued or assigned	233,098
Convertible Notes carrying value end of period	0
Note F - May 8, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	761,671
Accelerated amortization of derivative liability on conversion	9,165,602
Discount on notes	(500,000)
Conversion to shares	(220,000)
Discount amortization	383,333
Accrued interest	39,161
Convertible note face value issued or assigned	500,000
Convertible Notes carrying value end of period	10,129,767
Note G - July 18, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	31,082
Accelerated amortization of derivative liability on conversion	607,100
Discount on notes	(18,000)
Discount amortization	8,250
Accrued interest	918
Convertible note face value issued or assigned	18,000
Convertible Notes carrying value end of period	647,350
Note A - July 27, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	1,767
Convertible note face value issued or assigned	53,000
Convertible Notes carrying value end of period	54,767
Note B - August 2, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	154,088
Accelerated amortization of derivative liability on conversion	(154,088)
Discount on notes	(150,000)
Conversion to shares	(150,000)
Discount amortization	150,000
Convertible note face value issued or assigned	150,000
Convertible Notes carrying value end of period	0
Note C - August 29, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	933
Convertible note face value issued or assigned	35,000
Convertible Notes carrying value end of period	35,933
Note D - September 10, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	86,538
Accelerated amortization of derivative liability on conversion	(86,538)
Discount on notes	(75,000)
Conversion to shares	(75,000)
Discount amortization	75,000
Convertible note face value issued or assigned	75,000
Convertible Notes carrying value end of period	0
Note E - September 10, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	2,093
Convertible note face value issued or assigned	78,500
Convertible Notes carrying value end of period	80,593
Note F - November 2, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	500
Convertible note face value issued or assigned	37,500
Convertible Notes carrying value end of period	38,000
Note G - October 25, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	66,183
Accelerated amortization of derivative liability on conversion	(66,183)
Discount on notes	(40,000)
Conversion to shares	(40,000)
Discount amortization	40,000
Convertible note face value issued or assigned	40,000
Convertible Notes carrying value end of period	0
Note H - November 9, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	123,438
Accelerated amortization of derivative liability on conversion	(123,438)
Discount on notes	(40,000)
Conversion to shares	(40,000)
Discount amortization	40,000
Convertible note face value issued or assigned	40,000
Convertible Notes carrying value end of period	0
Note I - December 5, 2012
Convertible Notes carrying value beginning of period	0
Derivative Liability - fair value	191,755
Accelerated amortization of derivative liability on conversion	(191,755)
Discount on notes	(49,000)
Conversion to shares	(9,000)
Discount amortization	49,000
Convertible note face value issued or assigned	49,000
Convertible Notes carrying value end of period	40,000
Note J - December 11, 2012
Convertible Notes carrying value beginning of period	0
Accrued interest	217
Convertible note face value issued or assigned	32,500
Convertible Notes carrying value end of period	$ 32,717